CAPITAL STOCK AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2021
CAPITAL STOCK AND RESERVES
Schedule of weighted average inputs used

	Warrants		Stock Options
	2021	2020	2021	2020
Expected life (years)	—	2.0	3.1	3.0
Annualized volatility	—	72%	78%	72%
Dividend rate	—	0.00%	0.00%	0.00%
Risk-free interest rate	—	0.25%	0.65%	0.57%

Summary of Stock option and share purchase warrant

	Warrants		RSU	Stock Options
		Weighted			Weighted
		Average			Average
	Number	Exercise Price	Number	Number	Exercise Price
Outstanding, December 31, 2019	2,490,627	$3.82	—	2,648,750	$2.32
Exercised	(1,401,862)	$3.97	—	(507,278)	$1.99
Expired	(1,088,765)	$3.61	—	—	—
Cancelled	—	—	—	(94,000)	$2.81
Issued/granted	2,812,500	$10.80	48,074	3,227,500	$6.95
Outstanding, December 31, 2020	2,812,500	$10.80	48,074	5,274,972	$5.16
Exercised	—	—	—	(2,448,237)	$3.39
Cancelled	—	—	—	(167,833)	$4.53
Granted	—	—	8,000	2,616,222	$13.57
Outstanding, December 31, 2021	2,812,500	$10.80	56,074	5,275,124	$10.18
Exercisable, December 31, 2021	2,812,500	$10.80	—	2,093,693	$9.21

As at December 31, 2021, incentive stock options and share purchase warrants were outstanding as follows:

		Exercise
	Number	Price	Expiry Date
Options	16,250	$4.00	January 31, 2022	(1)
	67,500	$3.08	January 15, 2023
	28,250	$1.64	April 15, 2024
	131,225	$1.80	August 7, 2024
	494,426	$4.16	January 17, 2025
	671,252	$4.48	May 8, 2025
	50,000	$11.72	July 27, 2025
	1,222,499	$10.08	November 27, 2025
	2,569,822	$13.58	June 25, 2026
	23,900	$12.52	October 4, 2026
	5,275,124	$10.18

Warrants	2,812,500	$10.80	October 2, 2022	(2)
	2,812,500	$10.80

(1)	Subsequent to year end, all of the options were exercised (Note 21).
(2)	Subsequent to year end, all of the warrants were exercised (Note 21).